Distribution of Profits (Details) - PRC - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Distribution of profits
Minimum percentage of after-tax profit transferred by subsidiaries and VIEs to fund a statutory reserve	10.00%
Threshold percentage of after-tax income required to be appropriated towards reserve until the reserve balance reaches a specified percentage of the registered capital	50.00%
Reserve fund	$ 7,990,298	$ 7,251,948
Restricted net assets	33,778,838	33,040,488
VIEs
Distribution of profits
Restricted net assets of subsidiaries and VIEs attributed to general reserve and registered capital	$ 8,342,759	$ 8,349,188